Investment in Affiliate - Balance Sheet Data (Table) (Details) - Box Ships Inc.	Dec. 31, 2014 USD ($)
Balance Sheet Data [Line Items]
Total current assets	$ 22,011,255
Total non-current assets	375,837,950
Total assets	397,849,205
Total current liabilities	140,886,944
Total long-term liabilities	$ 282,375